FINANCIAL AND CAPITAL RISK MANAGEMENT - Liquidity Maturity profile (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	¥ 132,700,087		¥ 147,186,850
Net current liabilities	7,831,000	$ 1,135,366	7,805,943
Lease liabilities, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	19,999,288		21,705,015
Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	47,549,557		49,097,336
Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	19,223,584		19,275,700
Short-term bonds
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	2,600,000		5,400,000
Short-term bank and other loans
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	6,461,103		11,937,178
Interest payables for loans and borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	6,290,378		10,587,629
Financial liabilities at fair value through profit or loss
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	8,767		68,871
Financial liabilities included in other payables and accrued liabilities, excluding accrued interest
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	6,786,894		8,939,681
Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,244,185		1,587,024
Trade and notes payables [member]
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	22,536,331		18,588,416
Within 1 year
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	60,420,231		58,667,604
Within 1 year | Lease liabilities, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,651,935		1,513,435
Within 1 year | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	13,486,345		6,164,215
Within 1 year | Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	4,400,000		3,000,000
Within 1 year | Short-term bonds
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	2,600,000		5,400,000
Within 1 year | Short-term bank and other loans
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	6,461,103		11,937,178
Within 1 year | Interest payables for loans and borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	2,285,428		2,703,535
Within 1 year | Financial liabilities at fair value through profit or loss
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	8,767		68,871
Within 1 year | Financial liabilities included in other payables and accrued liabilities, excluding accrued interest
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	6,786,894		8,939,681
Within 1 year | Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	203,428		352,273
Within 1 year | Trade and notes payables [member]
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	22,536,331		18,588,416
Between 1 and 2 years
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	16,172,573		25,672,299
Between 1 and 2 years | Lease liabilities, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,314,558		1,402,567
Between 1 and 2 years | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	6,604,880		17,424,952
Between 1 and 2 years | Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	6,712,761		4,400,000
Between 1 and 2 years | Interest payables for loans and borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,490,176		2,242,239
Between 1 and 2 years | Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	50,198		202,541
2 to 5 years
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	31,402,294		28,908,787
2 to 5 years | Lease liabilities, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	3,092,936		4,137,823
2 to 5 years | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	20,579,821		10,787,187
2 to 5 years | Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	6,110,823		9,875,700
2 to 5 years | Interest payables for loans and borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,468,119		3,961,075
2 to 5 years | Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	150,595		147,002
Over 5 years
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	24,704,989		33,938,160
Over 5 years | Lease liabilities, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	13,939,859		14,651,190
Over 5 years | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	6,878,511		14,720,982
Over 5 years | Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	2,000,000		2,000,000
Over 5 years | Interest payables for loans and borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,046,655		1,680,780
Over 5 years | Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	¥ 839,964		¥ 885,208